INCOME TAXES - Unrecognized Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Mark to market (gains) losses on derivative instruments
Statement Line Items [Line Items]
Deferred income tax assets not reflected	$ 10,886	$ 31,897
Excess of tax over book basis
Statement Line Items [Line Items]
Deferred income tax assets not reflected	$ 74,699	$ 47,038